Segment and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Reconciliation of Sales, Operating Profit, Total Assets, Depreciation and Amortization and Capital Expenditures

Discontinued Operation—Brake.” Segment net sales, operating profit, total assets, depreciation and amortization and capital expenditures were as follows:

	Net Sales
(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
On and Off-Highway segment	$375	$401	$1,113	$1,170
Corporate, eliminations and other	—	—	(1)	—

	$375	$401	$1,112	$1,170

	Operating Profit
(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
On and Off-Highway segment	$48	$50	$132	$142
Corporate, eliminations and other	(10)	(14)	(26)	(33)

	$38	$36	$106	$109

	Total Assets
(Dollars in millions)	December 31, 2012	September 30, 2013
On and Off-Highway segment	$720	$801
Corporate, eliminations and other	240	234

	$960	$1,035

	Depreciation and Amortization
(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
On and Off-Highway segment	$5	$5	$13	$14
Corporate, eliminations and other	1	—	4	3

	$6	$5	$17	$17

	Capital Expenditures
(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
On and Off-Highway segment	$5	$8	$10	$17
Corporate, eliminations and other	—	—	—	1

Total from continuing operations	5	8	10	18
Discontinued operations	3	—	9	—

	$8	$8	$19	$18

Segment net sales, operating profit, total assets, depreciation and amortization and capital expenditures were as follows:

(Dollars in millions)	Net Sales			Operating Profit
	2010	2011	2012	2010	2011	2012
On and Off-highway segment	$1,367	$1,483	$1,455	$161	$169	$165
Corporate, eliminations and other	(8)	(5)	(2)	(38)	(27)	(34)

	$1,359	$1,478	$1,453	$123	$142	$131

(Dollars in millions)	Total Assets
	2011	2012
On and Off-highway segment	$735	$720
Corporate, eliminations and other	308	240
Assets of discontinued operations(1)	416	—

	$1,459	$960

(1)	The amounts related to the Brake North America and Asia group are classified in the assets of discontinued operations in 2011.

(Dollars in millions)	Depreciation and Amortization			Capital Expenditures
	2010	2011	2012	2010	2011	2012
On and Off-highway segment	$16	$17	$19	$28	$27	$17
Corporate, eliminations and other	10	8	5	2	—	—

Total from continuing operations	26	25	24	30	27	17
Discontinued operations	11	14	—	22	28	10

	$37	$39	$24	$52	$55	$27

Net Sales by Geographic Region

Net sales by geographic region were determined based on origin of sale and are as follows:

(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
Brazil	$100	$105	$299	$311
Canada	19	17	55	53
Poland	36	43	108	119
Other countries	36	48	90	120

Total other countries	191	213	552	603
United States	184	188	560	567

	$375	$401	$1,112	$1,170

Net sales by geographic region were as follows:

(Dollars in millions)	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
Brazil	$414	$438	$389
Canada	75	72	72
Poland	140	147	146
Other Countries	61	93	122

Total Other Countries	690	750	729
United States	669	728	724

	$1,359	$1,478	$1,453

Geographic Data for Long Lived Assets

Geographic data for long-lived assets are comprised of property, plant and equipment, goodwill, other intangible assets and deferred financing costs and are as follows:

(Dollars in millions)	December 31, 2012	September 30, 2013
Brazil	$14	$12
China	17	18
Poland	29	28
Other countries	9	13

Total other countries	69	71
United States	177	182

	$246	$253

Long-lived assets by geographic region were as follows:

(Dollars in millions)	December 31, 2011(1)	December 31, 2012
Canada	$1	$—
China	14	17
Brazil	14	14
Poland	26	29
Other Countries	10	9

Total other countries	65	69
United States	193	177

	$258	$246

(1)	Long-lived assets as of December 31, 2011 excludes $200 million in our Brake North America and Asia group, which is classified in current assets of discontinued operations.

Company's Sales by Group of Similar Products

The Company’s sales by group of similar products are as follows:

(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
Filtration products	$212	$234	$632	$678
Chassis products	50	50	153	147
Affinia South America products	113	117	328	345
Corporate, eliminations and other	—	—	(1)	—

	$375	$401	$1,112	$1,170

The Company’s sales by group of similar products are as follows:

(Dollars in millions)	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
Filtration products	$759	$801	$831
Chassis products	169	213	194
Affinia South America products	439	469	430
Corporate, eliminations and other	(8)	(5)	(2)

	$1,359	$1,478	$1,453